SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING STANDARDS (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Sep. 23, 2021	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Jan. 01, 2023	Feb. 29, 2016	Feb. 09, 2016
Property, Plant and Equipment [Line Items]
Proceeds from initial public offering	$ 116,150,000
Cash, FDIC insured amount				$ 250,000			$ 250,000
Redemption description				Subsequent to calculating the total loss allocable to both sets of shares, the Company split the amount to be allocated using a ratio of 0% for the redeemable Public Shares and 100% for the non-redeemable shares, reflective of the respective participation rights, for the years ended December 31, 2024 and 2023.
Shares purchased				11,966,667
Cash equivalents					$ 0		0
Unrecognized tax benefits					0		0
Accrued for interest and penalties					0		$ 0
Xtribe PLC [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense		$ 2,939	$ 2,772		4,661	$ 25,367
Reserarch and development costs		35,524			122,006	111,406
operating lease assets		189,597			203,817	$ 240,745			$ 260,696
operating lease liabilities		194,645			$ 208,707					$ 264,253
Reserarch and development costs		$ 15,661	$ 15,834
Unrecognized tax benefits								$ 0
Minimum [Member] | Leasehold Improvements [Member] | Xtribe PLC [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		1 year			1 year
Maximum [Member] | Leasehold Improvements [Member] | Xtribe PLC [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		7 years			7 years
Private Placement Warrants [Member]
Property, Plant and Equipment [Line Items]
Redemption percentage	100.00%